Other Financial Liabilities - Summary of Secured and Unsecured Liabilities by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 666,650	$ 1,162,479
Non-current, Maturity	2,237,051	396,207
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	130,089	482,464
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	536,561	680,015
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	360,499	245,924
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	569,653	76,202
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	276,871	33,137
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	361,173	19,690
Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	668,855	21,254
Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	342,772
Non-current, Maturity		409,087
Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,946	254,029
Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	286,826
Non-current, Maturity		155,058
Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,380,871	2,864,794
Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	286,349	356,954
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	382,932	330,272
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	306,594	606,092
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	774,663	351,986
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 630,333	$ 1,219,490
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.31%	6.36%
Nominal Interest Rate	9.94%	6.22%
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 604
Non-current, Maturity		$ 450
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	604	450
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,504	56,499
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 47,504
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56,499
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.07%
Nominal Interest Rate		4.98%
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 54,113
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		51
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 54,062
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.60%
Nominal Interest Rate		7.39%
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,729
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		4,729
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		78,901
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 78,901
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.39%	6.46%
Nominal Interest Rate	7.39%	6.31%
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 70,315
Non-current, Maturity		$ 241
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,976	241
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 66,339
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		58,445
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,445
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.46%	6.74%
Nominal Interest Rate	6.31%	6.58%
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 203
Non-current, Maturity		$ 863
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	203	863
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,140	58,445
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,140
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,445
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.74%	5.14%
Nominal Interest Rate	6.58%	5.04%
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 725
Non-current, Maturity		$ 529
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	725	529
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,140	46,756
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,140
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 46,756
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.04%	4.35%
Nominal Interest Rate	8.75%	4.28%
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 772
Non-current, Maturity		$ 467
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	772	467
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,312	56,984
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56,984
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 39,312
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.23%	6.29%
Nominal Interest Rate	7.99%	6.15%
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 732
Non-current, Maturity		$ 343
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	732	343
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,912	81,823
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 47,912
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 81,823
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.30%	5.10%
Nominal Interest Rate	6.16%	5.01%
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 288
Non-current, Maturity		$ 204
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	288	204
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	68,796	58,445
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 68,796
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,445
Codensa [Member] | Colombia | Bonos E4-2020 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.70%
Nominal Interest Rate	4.62%
Codensa [Member] | Colombia | Bonos E4-2020 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 286
Codensa [Member] | Colombia | Bonos E4-2020 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	286
Codensa [Member] | Colombia | Bonos E4-2020 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	61,425
Codensa [Member] | Colombia | Bonos E4-2020 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 61,425
Codensa [Member] | Colombia | Bonos B7-2020 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.84%
Nominal Interest Rate	7.62%
Codensa [Member] | Colombia | Bonos B7-2020 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 472
Codensa [Member] | Colombia | Bonos B7-2020 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	472
Codensa [Member] | Colombia | Bonos B7-2020 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	61,425
Codensa [Member] | Colombia | Bonos B7-2020 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 61,425
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.01%	4.69%
Nominal Interest Rate	8.72%	4.61%
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 291
Non-current, Maturity		$ 341
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	291	341
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,140	73,057
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 73,057
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,140
Codensa [Member] | Colombia | DEBENTURES 5 EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.98%
Nominal Interest Rate		3.92%
Codensa [Member] | Colombia | DEBENTURES 5 EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 289
Codensa [Member] | Colombia | DEBENTURES 5 EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		289
Codensa [Member] | Colombia | DEBENTURES 5 EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		73,057
Codensa [Member] | Colombia | DEBENTURES 5 EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 73,057
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.29%
Nominal Interest Rate	5.28%
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 31,448
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 31,448
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	17.44%	3.60%
Nominal Interest Rate	17.43%	3.59%
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 93
Non-current, Maturity		$ 33,770
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	93	79
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		33,691
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,319	33,691
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,967	$ 33,691
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 5 EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 13,352
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.44%	10.41%
Nominal Interest Rate	5.43%	10.40%
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 33
Non-current, Maturity		$ 83
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	33	83
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,181	31,989
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 7,181
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		17,550
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 14,439
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	17.65%	3.76%
Nominal Interest Rate	17.64%	3.75%
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 170
Non-current, Maturity		$ 10
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	170	10
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,705	7,701
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,609	$ 7,701
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 6 EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 24,096
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.97%	10.61%
Nominal Interest Rate	4.96%	10.60%
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 32,623
Non-current, Maturity		$ 151
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32,623	151
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,169	56,541
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 31,169
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		31,524
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 25,017
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	15.79%	3.29%
Nominal Interest Rate	15.78%	3.28%
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,298
Non-current, Maturity		$ 473
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,298	473
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	63,993	66,741
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		33,691
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | DEBENTURES 7 EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 63,993	$ 33,050
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.27%
Nominal Interest Rate		9.26%
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,202
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,202
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		61,896
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,193
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 57,703
Enel Generacion Peru S.A. [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.44%
Nominal Interest Rate		6.34%
Enel Generacion Peru S.A. [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 275
Enel Generacion Peru S.A. [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		275
Enel Generacion Peru S.A. [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,017
Enel Generacion Peru S.A. [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 10,017
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.41%
Nominal Interest Rate		6.31%
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 12
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		12
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,910
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 6,910
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 275
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	275
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,008
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 8va Emision Serie A | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,008
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.41%
Nominal Interest Rate	6.31%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,269
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	11
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BBVA Terc Prog 1ra Emision Serie A | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,258
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.48%
Nominal Interest Rate		6.38%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 150
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		150
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,056
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 11,056
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.25%
Nominal Interest Rate		6.15%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 119
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		119
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisin Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.72%
Nominal Interest Rate		5.64%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisin Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 273
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisin Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		273
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisin Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisin Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisin Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.13%
Nominal Interest Rate		5.06%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisin Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 83
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisin Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		83
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisin Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,056
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisin Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 11,056
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.26%
Nominal Interest Rate		5.19%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 307
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		307
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.55%
Nominal Interest Rate		7.41%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 254
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		254
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,813
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 9,813
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.65%
Nominal Interest Rate		7.51%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 139
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		139
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		16,585
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 16,585
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.02%
Nominal Interest Rate		6.90%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 28,057
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 28,057
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.55%
Nominal Interest Rate		6.44%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		56
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		16,585
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 16,585
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.55%
Nominal Interest Rate		6.44%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 401
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		401
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		22,113
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,113
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.46%
Nominal Interest Rate		8.29%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 454
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		454
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		19,349
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 19,349
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.28%
Nominal Interest Rate		6.19%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 819
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		819
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.18%
Nominal Interest Rate		6.09%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 264
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		264
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		20,013
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 20,013
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.88%
Nominal Interest Rate		5.80%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 211
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		211
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.52%
Nominal Interest Rate		5.45%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 413
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		413
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.08%
Nominal Interest Rate		5.99%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 265
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		265
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		35,933
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 35,933
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.19%
Nominal Interest Rate		5.13%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 598
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		598
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		24,877
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 24,877
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Interseguro Cia de Seguros [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.38%
Nominal Interest Rate	6.28%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Interseguro Cia de Seguros [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 10,150
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Interseguro Cia de Seguros [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 10,150
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.15%
Nominal Interest Rate	6.06%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 108
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	108
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,517
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 12,517
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 2 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.06%
Nominal Interest Rate	5.00%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 2 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 75
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 2 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	75
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 2 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,013
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 2 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,013
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 3 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.19%
Nominal Interest Rate	5.13%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 3 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 278
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 3 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	278
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 3 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,517
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 3 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 12,517
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 4 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.41%
Nominal Interest Rate	7.28%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 4 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 230
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 4 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	230
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 4 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,887
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 4 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 8,887
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 5 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.51%
Nominal Interest Rate	7.38%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 5 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 126
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 5 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	126
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 5 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,020
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 5 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 15,020
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 6 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 6 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 50
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 6 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	50
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 6 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,020
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 6 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 15,020
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 7 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 7 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 363
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 7 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	363
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 7 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,027
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 7 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 20,027
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 8 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.29%
Nominal Interest Rate	8.13%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 8 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 411
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 8 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	411
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 8 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,524
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 8 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 17,524
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 9 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.19%
Nominal Interest Rate	6.09%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 9 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 742
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 9 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	742
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 9 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,034
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 9 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 25,034
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 10 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.09%
Nominal Interest Rate	6.00%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 239
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	239
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	18,126
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 18,126
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 11 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.80%
Nominal Interest Rate	5.72%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 11 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 191
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 11 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	191
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 11 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,034
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 11 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 25,034
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 12 [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.45%
Nominal Interest Rate	5.38%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 12 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 374
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 12 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	374
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 12 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,034
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Rimac Internacional Cia de Seguros 12 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 25,034
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | FCR - Macrofondo [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.64%
Nominal Interest Rate	5.56%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | FCR - Macrofondo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 12,765
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | FCR - Macrofondo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	248
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | FCR - Macrofondo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 12,517
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.13%
Nominal Interest Rate	5.06%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 542
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	542
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,530
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,530
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP, Fondos Gobierno, Seguros [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.36%
Nominal Interest Rate	4.31%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP, Fondos Gobierno, Seguros [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 269
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP, Fondos Gobierno, Seguros [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	269
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP, Fondos Gobierno, Seguros [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,036
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP, Fondos Gobierno, Seguros [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,036
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Fondos de Gobierno [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.99%
Nominal Interest Rate	5.91%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Fondos de Gobierno [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 240
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Fondos de Gobierno [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	240
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Fondos de Gobierno [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,544
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Fondos de Gobierno [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 32,544
Emgesa SA E.S.P. [Member] | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.02%
Nominal Interest Rate	5.75%
Emgesa SA E.S.P. [Member] | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,305
Emgesa SA E.S.P. [Member] | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,305
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.67%
Nominal Interest Rate		7.46%
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 168
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		168
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		16,219
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 16,219
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.10%
Nominal Interest Rate		0.00%
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 26,665
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		487
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 26,178
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.11%
Nominal Interest Rate		8.75%
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 28,540
Emgesa SA E.S.P. [Member] | Colombia | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 28,540
Emgesa SA E.S.P. [Member] | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	11.67%	9.11%
Nominal Interest Rate	11.19%	8.75%
Emgesa SA E.S.P. [Member] | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 212
Non-current, Maturity		$ 205,098
Emgesa SA E.S.P. [Member] | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	212	$ 205,098
Emgesa SA E.S.P. [Member] | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,636
Emgesa SA E.S.P. [Member] | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 13,636
Emgesa SA E.S.P. [Member] | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.06%
Nominal Interest Rate		4.97%
Emgesa SA E.S.P. [Member] | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 226
Emgesa SA E.S.P. [Member] | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		226
Emgesa SA E.S.P. [Member] | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		87,644
Emgesa SA E.S.P. [Member] | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 87,644
Emgesa SA E.S.P. [Member] | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.18%
Nominal Interest Rate		5.09%
Emgesa SA E.S.P. [Member] | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 154
Emgesa SA E.S.P. [Member] | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		154
Emgesa SA E.S.P. [Member] | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		58,408
Emgesa SA E.S.P. [Member] | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,408
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.56%
Nominal Interest Rate		6.41%
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 389
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		389
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		106,036
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 106,036
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.97%	5.70%
Nominal Interest Rate	8.68%	5.58%
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 74,029
Non-current, Maturity		$ 333
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	330	333
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 73,699
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		47,453
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 47,453
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.09%	5.38%
Nominal Interest Rate	8.80%	5.27%
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 223
Non-current, Maturity		$ 361
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	223	361
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,113	54,450
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 54,450
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,113
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.29%
Nominal Interest Rate	8.99%
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 516
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	516
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,787
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 45,787
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.52%	6.25%
Nominal Interest Rate	10.13%	6.11%
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 515
Non-current, Maturity		$ 721
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	515	721
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	89,161	84,745
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 84,745
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 89,161
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.63%	7.59%
Nominal Interest Rate	9.30%	7.38%
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 465
Non-current, Maturity		$ 88
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	465	88
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,900	87,630
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 87,630
Emgesa SA E.S.P. [Member] | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 39,900
Emgesa SA E.S.P. [Member] | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.20%
Nominal Interest Rate	9.83%
Emgesa SA E.S.P. [Member] | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 975
Emgesa SA E.S.P. [Member] | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	975
Emgesa SA E.S.P. [Member] | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	71,270
Emgesa SA E.S.P. [Member] | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 71,270
Emgesa SA E.S.P. [Member] | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.59%
Nominal Interest Rate	7.38%
Emgesa SA E.S.P. [Member] | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 73,778
Emgesa SA E.S.P. [Member] | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	75
Emgesa SA E.S.P. [Member] | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 73,703
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.76%
Nominal Interest Rate	6.60%
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	858
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 858
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.21%
Nominal Interest Rate	4.00%
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,400
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,400
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	589,223
Emgesa SA E.S.P. [Member] | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 589,223
Enel Amricas S.A. [Member] | Chile | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.02%
Nominal Interest Rate		5.75%
Enel Amricas S.A. [Member] | Chile | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,103
Enel Amricas S.A. [Member] | Chile | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,103
Enel Amricas S.A. [Member] | Chile | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,611
Enel Amricas S.A. [Member] | Chile | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,611
Enel Amricas S.A. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.76%
Nominal Interest Rate		6.60%
Enel Amricas S.A. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 5
Enel Amricas S.A. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5
Enel Amricas S.A. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		858
Enel Amricas S.A. [Member] | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 858
Enel Amricas S.A. [Member] | Colombia | Bonds B614 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.21%
Nominal Interest Rate		4.00%
Enel Amricas S.A. [Member] | Colombia | Bonds B614 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,400
Enel Amricas S.A. [Member] | Colombia | Bonds B614 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,400
Enel Amricas S.A. [Member] | Colombia | Bonds B614 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		587,253
Enel Amricas S.A. [Member] | Colombia | Bonds B614 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 587,253
Enel Distribucion Sao Paulo S.A | Brazil | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.01%
Nominal Interest Rate		2.99%
Enel Distribucion Sao Paulo S.A | Brazil | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,153
Enel Distribucion Sao Paulo S.A | Brazil | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,153
Enel Distribucion Sao Paulo S.A | Brazil | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		192,318
Enel Distribucion Sao Paulo S.A | Brazil | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 192,318
Enel Distribucion Sao Paulo S.A | Brazil | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.61%
Nominal Interest Rate		3.60%
Enel Distribucion Sao Paulo S.A | Brazil | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 459
Enel Distribucion Sao Paulo S.A | Brazil | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		459
Enel Distribucion Sao Paulo S.A | Brazil | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		133,103
Enel Distribucion Sao Paulo S.A | Brazil | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		65,811
Enel Distribucion Sao Paulo S.A | Brazil | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 67,292
Enel Distribucion Sao Paulo S.A | Brazil | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.73%
Nominal Interest Rate		8.72%
Enel Distribucion Sao Paulo S.A | Brazil | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 816
Enel Distribucion Sao Paulo S.A | Brazil | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		816
Enel Distribucion Sao Paulo S.A | Brazil | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		175,405
Enel Distribucion Sao Paulo S.A | Brazil | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 175,405
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 1 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.29%
Nominal Interest Rate	5.28%
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 1 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,463
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 1 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,463
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 1 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	124,483
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 1 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	62,837
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 1 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 61,646
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 2 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	15.24%
Nominal Interest Rate	15.23%
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 2 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 869
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 2 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	869
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 2 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	159,548
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24 EMISSAO 2 SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 159,548
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 25 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	15.77%
Nominal Interest Rate	15.76%
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 25 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,224
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 25 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,224
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 25 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	129,755
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 25 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 129,755
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 26 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.31%
Nominal Interest Rate	9.30%
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 26 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,244
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 26 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,244
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 26 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	103,105
Enel Distribucion Sao Paulo S.A | Brazil | DEBNTURES - 26 EMISSO [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 103,105
Enel Distribucion Sao Paulo S.A | Brazil | 7 emisso de Notas Promissrias - 1 srie [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.30%
Nominal Interest Rate	6.29%
Enel Distribucion Sao Paulo S.A | Brazil | 7 emisso de Notas Promissrias - 1 srie [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,714
Enel Distribucion Sao Paulo S.A | Brazil | 7 emisso de Notas Promissrias - 1 srie [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35
Enel Distribucion Sao Paulo S.A | Brazil | 7 emisso de Notas Promissrias - 1 srie [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,679
Enel Distribucion Sao Paulo S.A | Brazil | Seven emisso de Notas Promissrias - 2 srie [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.30%
Nominal Interest Rate	6.29%
Enel Distribucion Sao Paulo S.A | Brazil | Seven emisso de Notas Promissrias - 2 srie [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,785
Enel Distribucion Sao Paulo S.A | Brazil | Seven emisso de Notas Promissrias - 2 srie [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35
Enel Distribucion Sao Paulo S.A | Brazil | Seven emisso de Notas Promissrias - 2 srie [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,750